Related Party Transactions - Non-interest Bearing Advances - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Advances to affiliates	$ 5,163	$ 7,300
Advances from affiliates	$ 20,061	$ 12,140